Shareholders' Equity - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross amounts (after reclassification adjustments)	$ 903.3	$ 693.2	$ (60.9)
Intangible assets adjustments	(298.5)	(258.2)	0.1
Tax effects	(274.8)	(225.1)	(47.3)
Noncontrolling interest	(21.0)	11.0	67.4
Accumulated Other Comprehensive Income (Loss), Net of Tax	309.0	220.9	(40.7)
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross amounts (after reclassification adjustments)	1,134.9	940.5	147.2
Intangible assets adjustments	(298.9)	(258.6)	(0.3)
Tax effects	(291.6)	(237.1)	(51.4)
Noncontrolling interest	(106.5)	(86.0)	(17.4)
Accumulated Other Comprehensive Income (Loss), Net of Tax	437.9	358.8	78.1
Accumulated Other-than-Temporary Impairment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross amounts (after reclassification adjustments)	(2.4)	(2.4)	(1.0)
Intangible assets adjustments	0.4	0.4	0.4
Tax effects	0.2	0.2	0.2
Noncontrolling interest	0.0	0.0	0.0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1.8)	(1.8)	(0.4)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross amounts (after reclassification adjustments)	(35.4)	7.0	(3.0)
Intangible assets adjustments	0.0	0.0	0.0
Tax effects	9.5	(3.8)	(0.9)
Noncontrolling interest	10.1	(1.7)	1.3
Accumulated Other Comprehensive Income (Loss), Net of Tax	(15.8)	1.5	(2.6)
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross amounts (after reclassification adjustments)	(58.7)	(87.7)	(48.4)
Intangible assets adjustments	0.0	0.0	0.0
Tax effects	3.6	12.1	1.3
Noncontrolling interest	21.5	30.4	18.6
Accumulated Other Comprehensive Income (Loss), Net of Tax	(33.6)	(45.2)	(28.5)
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross amounts (after reclassification adjustments)	(135.1)	(164.2)	(155.7)
Intangible assets adjustments	0.0	0.0	0.0
Tax effects	3.5	3.5	3.5
Noncontrolling interest	53.9	68.3	64.9
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (77.7)	$ (92.4)	$ (87.3)